Condensed Consolidated Guarantor Information (Details)	Jun. 30, 2019 Rate	Dec. 31, 2018 Rate
HOC [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%
HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%
Hilton Worldwide Parent [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%
Domestic Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage		100.00%